UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	CONSUMER DISCRETIONARY – 35.0%
15,300	Brown Shoe Co., Inc.	$136,170
44,490	Charming Shoppes, Inc.*	218,001
5,790	GameStop Corp. - Cl. A*	139,713
11,090	Goodyear Tire & Rubber Co.*	157,145
3,750	Group 1 Automotive, Inc.	194,250
11,660	Jones Group, Inc.	123,013
24,480	OfficeMax, Inc.*	111,139
12,110	RadioShack Corp.	117,588
3,590	Royal Caribbean Cruises Ltd.	88,924
10,160	Sonic Automotive, Inc. - Cl. A	150,470
2,390	Whirlpool Corp.	113,406
		1,549,819

	CONSUMER STAPLES – 11.5%
12,260	Chiquita Brands International, Inc.*	102,248
11,350	Dean Foods Co.*	127,120
15,170	Dole Food Co., Inc.*	131,221
18,360	SUPERVALU, Inc.	149,083
		509,672

	ENERGY – 5.5%
6,080	Tesoro Corp.*	142,029
4,880	Valero Energy Corp.	102,724
		244,753

	FINANCIALS – 17.7%
2,660	Allied World Assurance Co. Holdings A.G.	167,394
4,140	Argo Group International Holdings Ltd.	119,894
5,830	CNA Financial Corp.	155,952
2,880	Hanover Insurance Group, Inc.	100,656
11,830	PHH Corp.*	126,581
9,810	Stewart Information Services Corp.	113,306
		783,783

	INDUSTRIALS – 14.0%
28,020	Aegean Marine Petroleum Network, Inc.	114,322
14,400	Genco Shipping & Trading Ltd.*	97,344
3,830	General Cable Corp.*	95,788
13,400	Hawaiian Holdings, Inc.*	77,720
20,600	Meritor, Inc.*	109,592
3,220	Navistar International Corp.*	121,974
		616,740

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 9.2%
21,540	Canadian Solar, Inc.*	$57,296
13,100	Celestica, Inc.*	96,023
6,300	Ingram Micro, Inc. - Cl. A*	114,597
14,890	Sanmina-SCI Corp.*	138,626
		406,542

	MATERIALS – 3.0%
4,390	AM Castle & Co.*	41,529
7,790	PolyOne Corp.	89,975
		131,504
	TOTAL COMMON STOCKS (Cost $4,371,018)	4,242,813

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.2%
$187,519	UMB Money Market Fiduciary, 0.01%1	187,519

	TOTAL SHORT-TERM INVESTMENTS (Cost $187,519)	187,519

	TOTAL INVESTMENTS – 100.1% (Cost $4,558,537)	4,430,332

	Liabilities in Excess of Other Assets – (0.1)%	(5,507)

	TOTAL NET ASSETS – 100.0%	$4,424,825

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund
SUMMARY OF INVESTMENTS
As of December 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	35.0%
Financials	17.7%
Industrials	14.0%
Consumer Staples	11.5%
Information Technology	9.2%
Energy	5.5%
Materials	3.0%
Total Common Stocks	95.9%
Short-Term Investments	4.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information
At December 31, 2011, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$4,563,277

Gross unrealized appreciation	122,843
Gross unrealized depreciation	(255,788)

Net unrealized appreciation (depreciation)	$(132,945)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$4,242,813	$-	$-	$4,242,813
Short-Term Investments	187,519	-	-	187,519
Total Investments, at Value	$4,430,332	$-	$-	$4,430,332

1 All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* The fund did not hold any Level 2 or 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	February 22, 2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	February 22 , 2012

* Print the name and title of each signing officer under his or her signature.